Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Premium income
Gross premiums	$ 44,344	$ 41,408
Premiums ceded to reinsurers	(5,279)	(8,491)
Net premiums	39,065	32,917
Investment income (note 3)
Investment income	15,627	16,433
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program	(4,003)	18,967
Net investment income	11,624	35,400
Other revenue (note 13)	11,132	10,591
Total revenue	61,821	78,908
Contract benefits and expenses
Gross claims and benefits (note 6)	31,110	30,133
Increase (decrease) in insurance contract liabilities (note 6)	10,719	36,982
Increase (decrease) in investment contract liabilities (note 7)	44	178
Benefits and expenses ceded to reinsurers	(6,805)	(6,795)
(Increase) decrease in reinsurance assets (note 6)	754	(5,263)
Net benefits and claims	35,822	55,235
General expenses	7,828	7,510
Investment expenses (note 3)	1,980	1,787
Commissions	6,638	6,043
Interest expense	1,011	1,181
Net premium taxes	417	381
Total contract benefits and expenses	53,696	72,137
Income before income taxes	8,125	6,771
Income tax expense (note 16)	(1,213)	(1,195)
Net income	6,912	5,576
Net income (loss) attributed to:
Non-controlling interests	255	250
Participating policyholders	(448)	(545)
Shareholders and other equity holders	7,105	5,871
Net income	6,912	5,576
Net income attributed to shareholders	7,105	5,871
Preferred share dividends and other equity distributions	(215)	(171)
Common shareholders' net income	$ 6,890	$ 5,700
Earnings per share
Basic earnings per common share (note 11)	$ 3.55	$ 2.94
Diluted earnings per common share (note 11)	3.54	2.93
Dividends per common share	$ 1.17	$ 1.12